Exhibit 99.1
MONTHLY SERVICING STATEMENT
(Delivered pursuant to subsection 5.03 (a)
of the Indenture Supplement)

HSBC FINANCE CORPORATION, as Servicer ("HSBC Finance")
HSBC Receivables Funding Inc. I (the "Transferor")

HSBC CREDIT CARD MASTER NOTE TRUST (USA) I (the "Trust")

Class A and Class B Notes, Series 2007-2

This Certificate relates to the:
Distribution Date occurring on:	10/15/2010
Due Period beginning on:	09/01/2010
Due Period ending on:	09/30/2010
Interest Period beginning on:	09/15/2010
Interest Period ending on:	10/14/2010
Record Date:	09/30/2010

The Determination Date for the Due Period covered by this Monthly Servicing Statement shall be, the earlier of the third Business Day and the fifth calendar day (or if the fifth calendar day is not a Business Day, then the preceding Business Day) preceding the fifteenth day of the Due
Period covered by this Monthly Servicing Statement.

1. Pool One information with respect to the Due Period

(a) The aggregate amount of such Collections of Principal Receivables	268,632,734.49

(b) The aggregate amount of such Collections of Finance Charge and Administrative Receivables	70,502,595.33
(i) The amount of such aggregate with respect to finance charges was equal to	41,687,700.52

(ii) The amount of such aggregate with respect to fees was equal to	5,071,711.23

(iii) The amount of such aggregate with respect to Interchange was equal to	3,576,197.75
(iv) The amount of such aggregate with respect to Recoveries was equal to	3,020,215.54
(v) The amount of such aggregate with respect to Discount Option Receivables was equal to	17,146,770.29

(c) The Defaulted Amount	42,887,532.68

(d) The Adjusted Pool One Principal Balance for such Due Period	3,552,618,496.97

(i) The aggregate amount of Principal Receivables added to Pool One, if applicable

(A) Addition Date, if applicable	N/A

(B) The aggregate amount of Principal Receivables added to Pool One on such Addition Date above	0.00
(e) The amount of Principal Receivables at the beginning of the Due Period	3,552,618,496.97
(f) The amount of Principal Receivables as of the last day of the Due Period	3,457,453,053.58

(g) Finance Charge and Administrative Receivables
(i) The amount of Finance Charge and Administrative Receivables, excluding Discount Option
Receivables, as of the last day of the Due Period	135,959,467.70
(ii) The amount of Discount Option Receivables as of the last day of the Due Period	220,688,492.78
(iii) The amount of Finance Charge and Administrative Receivables, including Discount Option
Receivables, as of the last day of the Due Period	356,647,960.48

(h) (i) The gross cash yield, [ ((b)(i)+(b)(ii)+(b)(iii)+(b)(v)) * 12 / (e) ]	22.79%
(ii) The annualized net default rate, [((c)-(b)(iv)) *12 / (e)]	13.47%
(iii) The principal payment rate, [(a)/(e)]	7.56%

(i) Transferor Amount	2,113,601,214.58

(j) Transferor interest percentage (Transferor Amount/aggregate Series Adjusted Invested Amount)	157.28%

(k) As of last day of the Due Period, delinquent Receivables balance $	%
30-59 days delinquent	58,811,282.83	1.54%
60-89 days delinquent	46,977,312.33	1.23%
90-119 days delinquent	42,075,008.89	1.10%
120-149 days delinquent	39,582,261.41	1.04%
150-179 days delinquent	38,693,015.47	1.01%
180 days or more delinquent	0.00	0.00%

2. Series 2007-2 information for the Due Period

(a) The series is in the following period	Accumulation

(b) Investor Percentage is equal to:

for Collections of Finance Charge and Administrative Receivables	2.105845174%

for Defaulted Amount	2.105845174%

for Collections of Principal Receivables	24.121780589%

(c) Investor Finance Charge and Administrative Collections is equal to	1,484,675.50

(d) Investor Defaulted Amount is equal to	903,145.04

(e) Investor Principal Collections is equal to	64,798,998.80

(f) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	124,687.74

(g) Finance Charge Shortfall	0.00

(h) Excess Finance Charge and Administrative Collections allocated to Series 2007-2 from
Excess Finance Charge Sharing Group One	0.00

(i) The Series Portfolio Yield is equal to	1.81327%
(j) The Base Rate is equal to	1.02669%
(k) Three month average of the Series Portfolio Yield less Base Rate	1.49122%

3. Determination of Monthly Interest for the Interest Period related to such Distribution Date
(a) LIBOR Determination Date	09/13/2010
LIBOR rate	0.25734%
The number of days in the Interest Period is equal to	30

(b) Class A Note Principal Balance - end of preceding Due Period	600,000,000.00
The Class A Note Interest Rate is equal to (LIBOR + 0.55%)	0.80734%
Interest accrual method	actual/ 360
Class A Monthly Interest is equal to	403,670.00

(c) Class B Note Principal Balance - end of preceding Due Period	64,140,000.00
The Class B Note Interest Rate is equal to (LIBOR + 0.90%)	1.15734%
Interest accrual method	actual/ 360
Class B Monthly Interest is equal to	61,859.82

4. Application of Available Investor Finance Charge and Administrative Collections and
Excess Finance Charges (Section 4.04)

(a) Available Investor Finance Charge and Administrative Collections and Excess Finance Charges
and Administrative Collections for the Distribution Date is equal to	1,945,548.96

(i) The amount of Class A Monthly Interest is equal to	403,670.00

The amount of any Class A Monthly Interest previously due but not distributed is equal to	0.00

The amount of Class A Additional Interest is equal to	0.00
The amount of any Class A Additional Interest previously due but not distributed is equal to	0.00

(ii) The amount of Class B Monthly Interest is equal to	61,859.82

The amount of any Class B Monthly Interest previously due but not distributed is equal to	0.00

The amount of Class B Additional Interest is equal to	0.00
The amount of any Class B Additional Interest previously due but not distributed is equal to	0.00

(iii) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	124,687.74

(iv) The Investor Defaulted Amount for such Distribution Date is equal to	903,145.04

(v) The amount of Investor Charge-offs reimbursed on such Distribution Date is equal to	0.00

The amount of Subordinated Principal Collections reimbursed on such Distribution Date is equal to	0.00

(vi) The amount applied to accelerate Principal pursuant to Section 5.03 is equal to	0.00

(vii) The amount equal to the excess of the Required Reserve Account Amount over
the Available Reserve Account Amount	0.00

(viii) The balance, which will constitute a portion of Excess Finance Charge and Administrative
Collections or distributed to the Transferor	452,186.36

5. Available Investor Principal Collections with respect to the Due Period

Investor Principal Collections	64,798,998.80

less: Subordinated Principal Collections	0.00

plus: allocated Shared Principal Collections	0.00
plus: Refunding Proceeds	0.00
plus: reallocated Investor Finance Charge and Administrative Collections	903,145.04
Available Investor Principal Collections is equal to	65,702,143.84

6. Balances and distributions

(a) The Class A Note Principal Balance at the close of business on such Distribution
Date (prior to giving effect to all payments on such Distribution Date) is equal to	600,000,000.00

The amount to be distributed to Class A Noteholders on such Distribution Date in
payment of principal	600,000,000.00

The Class A Note Principal Balance at the close of business on such Distribution
Date (after giving effect to all payments on such Distribution Date) is equal to	0.00

(b) The Class B Note Principal Balance at the close of business on such Distribution
Date (prior to giving effect to all payments on such Distribution Date) is equal to	64,140,000.00

The amount to be distributed to Class B Noteholders on such Distribution Date in
payment of principal	64,140,000.00

The Class B Note Principal Balance at the close of business on such Distribution
Date (after giving effect to all payments on such Distribution Date) is equal to	0.00

(c) The O/C Amount at the close of business on such Distribution Date (prior to giving effect to all
payments and adjustments on such Distribution Date) is equal to	25,708,645.17

The amount to be distributed to the O/C Holder on such Distribution Date in payment of the
Excess O/C Amount	25,708,645.17

The O/C Amount at the close of business on such Distribution Date (after giving effect to all
payments and adjustments on such Distribution Date) is equal to	0.00

The Required O/C Amount at the close of business on such Distribution Date (after giving effect
to all payments and adjustments on such Distribution Date) is equal to	0.00

(d) Investor Charge-off for such Distribution Date is equal to	0.00

(e) The Invested Amount at the close of business on such Distribution Date (after giving effect
to all payments and adjustments on such Distribution Date) is equal to	0.00

(f) The Adjusted Invested Amount at the close of business on such Distribution Date (after giving

effect to all payments and adjustments on such Distribution Date) is equal to	0.00

(g) The Principal Funding Account balance on such Distribution Date (prior to giving effect to all

payments on such Distribution Date) is equal to	659,312,000.00

The amount deposited to the Principal Funding Account on such Distribution Date	4,828,000.00

The Principal Funding Account balance on such Distribution Date (after giving effect to all
payments on such Distribution Date) is equal to	0.00

(h) The Reserve Account balance on such Distribution Date (prior to giving effect to all payments
on such Distribution Date and earnings) is equal to	2,990,181.00

Earnings retained in the Reserve Account on such Distribution Date, prior to distributions	411.93

The amount withdrawn from the Reserve Account on such Distribution Date	2,990,592.93

The amount deposited to the Reserve Account on such Distribution Date	0.00

The Reserve Account balance on such Distribution Date (after giving effect to all payments on
such Distribution Date) is equal to	0.00

(i) The amount of distribution to Class A Noteholders per $1,000 Class A Note Initial Principal Balance
in respect of interest	0.67278
in respect of principal	1,000.00000

(j) The amount of distribution to Class B Noteholders per $1,000 Class B Note Initial Principal Balance
in respect of interest	0.96445
in respect of principal	1,000.00000

7. Other

(a) Total amount to be on deposit in the Collection Account (after giving effect to allocations required to be made pursuant to the terms of all other Series now outstanding and to the payment of the Servicer's fee and funding of investor defaulted amount) prior to making
distributions on such Distribution Date is equal to	31,454,361.35

(b) The total amount which will constitute a portion of Excess Finance Charge and Administrative
Collections or be distributed from the Collection Account to the Transferor on such Distribution
Date (after taking into consideration the amounts which have been netted with respect to all
Series against deposits to the Collection Account) is equal to	452,186.36
(c) As of the Determination Date, the Servicer has determined:

(i) The Controlled Accumulation Period Length in Due Periods	15

(ii) The commencement date of the Controlled Accumulation Period at the close of business	06/30/2009

(iii) The Controlled Accumulation Amount	4,828,000.00

HSBC FINANCE CORPORATION, as Servicer
HSBC Receivables Funding Inc. I
HSBC Credit Card Master Note Trust (USA) I
Class A and Class B Notes, Series 2007-2

The undersigned, a duly authorized representative of HSBC Finance Corporation, ("HSBC Finance")
as Servicer (the "Servicer"), pursuant to the Amended and Restated Transfer and Servicing Agreement
dated as of June 30, 2006 (the "Transfer and Servicing Agreement"), by and among the Servicer,
HSBC Receivables Funding Inc. I, as Transferor, and Wilmington Trust Company, as Owner Trustee does hereby certify with respect to the information set forth below as follows:

Capitalized terms used in this Certificate shall have the respective meanings set forth in the Transfer and
Servicing Agreement.

HSBC Finance is, as of the date hereof, the Servicer under the Transfer and Servicing Agreement.

The undersigned is a Servicing Officer.

This Certificate relates to the Distribution Date occurring on October 15, 2010.

As of the date hereof, to the best knowledge of the undersigned, no Amortization Event has been deemed to have occurred on or prior to such Distribution Date.

The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Transferor, the Servicer and the Noteholders are all in accordance with the requirements of the Transfer and Servicing Agreement, Master Indenture and Indenture
Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of October,
2010.

HSBC FINANCE CORPORATION

as Servicer,

By: /s/ Renee Naskrent
Title: Servicing Officer